DERIVATIVE FINANCIAL INSTRUMENTS - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative assets
Gross Amounts	$ 697	$ 313
Net Amounts Presented	697	313
Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset	697	313
Derivative liabilities
Gross Amounts	3	2,456
Net Amounts Presented	3	2,456
Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset	$ 3	$ 2,456